OTHER ASSETS (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Line Items]
Raw land	$ 27,242,954	$ 27,024,601	$ 26,816,105
Right-of-use assets, net		661,000
Total other assets	3,999,350	5,709,586	7,646,207
Other Assets
Other Assets [Line Items]
Deferred rent receivable	2,019,632	2,680,886	2,883,581
Prepaid expenses, deposits and other	488,280	601,897	407,106
Accounts receivable, net	860,388	1,336,122	2,845,314
Raw land		0	900,000
Right-of-use assets, net	121,969	561,375	0
Other intangibles, net	192,707	212,932	293,832
Notes receivable	$ 316,374	$ 316,374	$ 316,374